Schedule of Investments
January 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.34%
Denmark–2.41%
Carlsberg A/S, Class B	95,104	$13,941,142
Novo Nordisk A/S, Class B	171,557	11,932,762
		25,873,904
France–10.97%
Bollore S.A.	5,030,456	20,402,573
Criteo S.A., ADR(a)	463,261	8,616,655
Kaufman & Broad S.A.	404,795	18,578,587
LVMH Moet Hennessy Louis Vuitton SE	15,222	9,190,940
Metropole Television S.A.(a)	730,831	12,416,215
Pernod Ricard S.A.	49,018	9,251,367
Sanofi	100,052	9,400,245
Schneider Electric SE	206,364	30,252,455
		118,109,037
Germany–9.05%
Beiersdorf AG	64,598	7,087,047
Deutsche Boerse AG	189,816	30,596,423
Knorr-Bremse AG	111,554	14,799,954
MorphoSys AG(a)	244,541	29,296,204
MTU Aero Engines AG	66,791	15,574,776
		97,354,404
Hungary–1.72%
Gedeon Richter PLC	656,489	18,531,167
Ireland–5.60%
CRH PLC	209,309	8,619,971
Flutter Entertainment PLC(a)	102,531	19,066,142
ICON PLC(a)	98,574	20,090,367
Origin Enterprises PLC	3,142,459	12,479,940
		60,256,420
Italy–5.34%
Danieli & C. Officine Meccaniche S.p.A., RSP	1,381,700	17,266,807
FinecoBank Banca Fineco S.p.A.(a)	2,022,867	31,584,818
Technogym S.p.A.(b)	846,247	8,659,343
		57,510,968
Netherlands–9.80%
Aalberts N.V.	223,332	10,063,756
ASML Holding N.V.	16,522	8,796,718
Heineken N.V.	106,403	11,083,812
Prosus N.V.(a)	288,677	33,541,041
SBM Offshore N.V.	1,145,920	19,601,407
Wolters Kluwer N.V.	269,330	22,354,371
		105,441,105
Norway–1.22%
TGS NOPEC Geophysical Co. ASA	990,078	13,167,129
Russia–5.10%
Sberbank of Russia PJSC, Preference Shares	17,485,510	54,918,263
Shares		Value
Spain–1.56%
Construcciones y Auxiliar de Ferrocarriles S.A.	372,808	$16,727,741
Sweden–6.34%
Investor AB, Class B	359,728	26,379,095
Lifco AB, Class B	168,932	15,551,968
Sandvik AB(a)	1,055,809	26,309,541
		68,240,604
Switzerland–9.68%
Alcon, Inc.(a)	128,128	9,190,125
Kuehne + Nagel International AG	84,006	19,136,403
Logitech International S.A., Class R	106,895	11,146,518
Nestle S.A.	193,055	21,627,297
Novartis AG	77,818	7,039,039
OC Oerlikon Corp. AG	1,473,634	15,174,625
Roche Holding AG	60,666	20,910,507
		104,224,514
Turkey–1.42%
Haci Omer Sabanci Holding A.S.	10,715,695	15,317,065
United Kingdom–23.04%
Ashtead Group PLC	179,701	9,081,232
British American Tobacco PLC	390,194	14,201,405
Clarkson PLC	242,274	8,294,993
DCC PLC	644,575	48,686,273
Diploma PLC	242,649	7,699,061
Gamesys Group PLC	748,909	13,013,022
Hays PLC	8,181,714	15,760,769
HomeServe PLC	1,291,440	18,449,218
IG Group Holdings PLC	2,357,021	24,205,835
Jupiter Fund Management PLC	2,738,160	10,705,738
Linde PLC	66,728	16,375,051
Savills PLC	2,060,016	29,621,628
Ultra Electronics Holdings PLC	1,168,972	31,942,337
		248,036,562
United States–2.09%
Philip Morris International, Inc.	281,760	22,442,184
Total Common Stocks & Other Equity Interests (Cost $721,742,954)		1,026,151,067
Money Market Funds–3.91%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	13,364,822	13,364,822
Invesco Liquid Assets Portfolio, Institutional Class, 0.05%(c)(d)	13,479,708	13,485,100
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	15,274,082	15,274,082
Total Money Market Funds (Cost $42,111,312)		42,124,004
TOTAL INVESTMENTS IN SECURITIES—99.25% (Cost $763,854,266)		1,068,275,071
OTHER ASSETS LESS LIABILITIES–0.75%		8,105,302
NET ASSETS–100.00%		$1,076,380,373

See accompanying notes which are an integral part of this schedule.
Invesco European Growth Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
RSP	– Registered Savings Plan Shares
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2021 represented less than 1% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$22,919,264	$14,310,690	$(23,865,132)	$-	$-	$13,364,822	$870
Invesco Liquid Assets Portfolio, Institutional Class	20,309,891	10,221,922	(17,046,523)	(369)	179	13,485,100	3,058
Invesco Treasury Portfolio, Institutional Class	26,193,444	16,355,074	(27,274,436)	-	-	15,274,082	551
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	6,411,084	(6,411,084)	-	-	-	104*
Invesco Private Prime Fund	-	9,616,626	(9,616,626)	-	-	-	577*
Total	$69,422,599	$56,915,396	$(84,213,801)	$(369)	$179	$42,124,004	$5,160

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco European Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Denmark	$—	$25,873,904	$—	$25,873,904
France	8,616,655	109,492,382	—	118,109,037
Germany	—	97,354,404	—	97,354,404
Hungary	—	18,531,167	—	18,531,167
Ireland	20,090,367	40,166,053	—	60,256,420
Italy	—	57,510,968	—	57,510,968
Netherlands	—	105,441,105	—	105,441,105
Norway	—	13,167,129	—	13,167,129
Russia	—	54,918,263	—	54,918,263
Spain	—	16,727,741	—	16,727,741
Sweden	—	68,240,604	—	68,240,604
Switzerland	—	104,224,514	—	104,224,514
Turkey	—	15,317,065	—	15,317,065
United Kingdom	16,375,051	231,661,511	—	248,036,562
United States	22,442,184	—	—	22,442,184
Money Market Funds	42,124,004	—	—	42,124,004
Total Investments	$109,648,261	$958,626,810	$—	$1,068,275,071
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco European Growth Fund